Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Effective income tax rate continuing operations	35.80%	22.30%
Federal statutory tax rate	35.00%	34.00%	35.00%	34.00%	34.00%
Unrecognized tax benefits and related interest			$ 6.2	$ 6.2	$ 6.2	$ 0.0